Leases - Summary of Components of Lease Expense (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Lease cost
Operating lease expense		¥ 12,065	¥ 9,472
Short-term lease expense	[1]	2,382	876
Total lease cost		¥ 14,447	¥ 10,348

[1]	Includes leases with a term of one year or less.